SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and benefits	$ 5,366	$ 908
Rent and property tax expense	24	62
Insurance	486
Utilities	4	1
Sales and marketing	749	96
Legal and professional fees	1,132	625
Other selling, general, and administrative expenses	308	15
Total	$ 8,069	$ 1,707